Nuveen Global Infrastructure Fund
Portfolio of Investments    March 31, 2022
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 97.4%
	COMMON STOCKS – 87.9%
	Commercial Services & Supplies – 4.0%
1,290,183	Cleanaway Waste Management Ltd, (2)	$2,959,340
105,104	GFL Environmental Inc	3,420,084
56,360	Republic Services Inc	7,467,700
86,437	Waste Connections Inc	12,075,249
	Total Commercial Services & Supplies	25,922,373
	Construction & Engineering – 4.2%
379,077	Ferrovial SA, (2)	10,081,497
167,114	Vinci SA, (2)	17,074,472
	Total Construction & Engineering	27,155,969
	Diversified Telecommunication Services – 2.7%
150,559	Cellnex Telecom SA, 144A, (2)	7,245,561
707,627	HKBN Ltd, (2)	810,572
108,740	IHS Holding Ltd, (3)	1,204,839
561,809	Infrastrutture Wireless Italiane SpA, 144A, (2)	6,289,022
1,721,170	NetLink NBN Trust	1,238,160
64,293	Radius Global Infrastructure Inc, (3)	918,104
	Total Diversified Telecommunication Services	17,706,258
	Electric Utilities – 16.0%
284,815	CK Infrastructure Holdings Ltd, (2)	1,903,941
53,552	Duke Energy Corp	5,979,616
124,561	EDP - Energias de Portugal SA, (2)	613,075
5,803	Elia Group SA/NV, (2)	885,369
1,117,469	Enel SpA, (2)	7,461,061
72,979	Entergy Corp	8,520,298
271,224	Equatorial Energia SA	1,550,079
60,230	Evergy Inc	4,116,118
10,396	Eversource Energy	916,823
238,291	Exelon Corp	11,349,800
72,245	FirstEnergy Corp	3,313,156
204,433	Iberdrola SA, (2)	2,234,446
290,032	NextEra Energy Inc	24,568,611
22,708	Orsted AS, 144A, (2), (3)	2,842,392
52,921	PNM Resources Inc	2,522,744
394,508	Power Grid Corp of India Ltd, (2)	1,124,716

Nuveen Global Infrastructure Fund (continued)
Portfolio of Investments    March 31, 2022
(Unaudited)
Shares	Description (1)	Value
	Electric Utilities (continued)
43,185	Southern Co/The	$3,131,344
40,252	SSE PLC, (2)	919,719
732,278	Terna - Rete Elettrica Nazionale, (2)	6,288,272
184,873	Xcel Energy Inc	13,342,285
	Total Electric Utilities	103,583,865
	Gas Utilities – 1.5%
43,242	AltaGas Ltd	968,505
398,847	APA Group, (2)	3,169,973
207,285	China Resources Gas Group Ltd, (2)	872,436
595,494	Hong Kong & China Gas Co Ltd, (2)	719,309
28,939	Northwest Natural Holding Co	1,496,725
387,677	Snam SpA, (2)	2,235,558
	Total Gas Utilities	9,462,506
	Independent Power & Renewable Electricity Producers – 1.4%
10,491	Brookfield Renewable Corp	459,506
79,228	Clearway Energy Inc	2,892,614
69,149	NextEra Energy Partners LP	5,764,261
	Total Independent Power & Renewable Electricity Producers	9,116,381
	IT Services – 0.6%
417,367	NEXTDC Ltd, (2), (3)	3,595,656
	Machinery – 0.2%
33,364	Evoqua Water Technologies Corp, (3)	1,567,441
	Media – 0.2%
2,527,427	Converge Information and Communications Technology Solutions Inc, (2), (3)	1,467,912
	Multi-Utilities – 9.6%
23,482	ACEA SpA, (2)	431,160
73,002	Ameren Corp	6,844,667
41,510	Brookfield Infrastructure Corp	3,131,514
296,954	CenterPoint Energy Inc	9,098,671
136,373	Dominion Energy Inc	11,587,614
11,172	DTE Energy Co	1,477,050
327,970	Engie SA, (2)	4,311,821
29,088	National Grid PLC, ADR	2,235,995
154,278	NiSource Inc	4,906,040
155,700	RWE AG, (2)	6,779,566
1,412,860	Sembcorp Industries Ltd, (2)	2,769,014
17,746	Sempra Energy	2,983,458

Shares	Description (1)	Value
	Multi-Utilities (continued)
51,794	WEC Energy Group Inc	$5,169,559
	Total Multi-Utilities	61,726,129
	Oil, Gas & Consumable Fuels – 19.6%
143,688	Cheniere Energy Inc	19,922,341
120,785	DT Midstream Inc	6,553,794
635,749	Enbridge Inc	29,301,671
79,111	Enterprise Products Partners LP	2,041,855
57,817	Gibson Energy Inc	1,156,664
66,144	Keyera Corp	1,676,682
694,458	Kinder Morgan Inc	13,132,201
100,997	ONEOK Inc	7,133,418
99,048	Pembina Pipeline Corp	3,721,381
115,456	Plains GP Holdings LP, Class A	1,333,517
80,505	Targa Resources Corp	6,075,712
333,235	TC Energy Corp	18,794,865
474,074	Williams Cos Inc/The	15,838,812
	Total Oil, Gas & Consumable Fuels	126,682,913
	Road & Rail – 4.3%
44,405	Canadian National Railway Co	5,956,487
288,807	CSX Corp	10,815,822
68,213	East Japan Railway Co, (2)	3,947,999
11,460	Norfolk Southern Corp	3,268,621
13,408	Union Pacific Corp	3,663,200
	Total Road & Rail	27,652,129
	Transportation Infrastructure – 20.9%
126,099	Aena SME SA, 144A, (2), (3)	21,020,723
532,218	Atlantia SpA, (2), (3)	11,066,164
1,647,693	Atlas Arteria Ltd, (2)	8,019,125
2,146,482	Auckland International Airport Ltd, (2), (3)	11,613,804
1,180,045	China Merchants Port Holdings Co Ltd, (2)	2,125,241
1,079,954	COSCO SHIPPING Ports Ltd, (2)	836,905
167,943	Enav SpA, 144A, (2), (3)	774,470
11,952	Flughafen Wien AG, (2), (3)	344,152
13,994	Flughafen Zurich AG, (2), (3)	2,511,739
39,543	Fraport AG Frankfurt Airport Services Worldwide, (2), (3)	2,192,002
585,027	Getlink SE, (2)	10,536,132
104,539	Grupo Aeroportuario del Centro Norte SAB de CV, ADR	6,239,933
54,373	Grupo Aeroportuario del Pacifico SAB de CV, ADR	8,766,559
13,654	Grupo Aeroportuario del Sureste SAB de CV, ADR	3,025,726

Nuveen Global Infrastructure Fund (continued)
Portfolio of Investments    March 31, 2022
(Unaudited)
Shares	Description (1)	Value
	Transportation Infrastructure (continued)
24,273	International Container Terminal Services Inc, (2)	$105,152
54,095	Japan Airport Terminal Co Ltd, (2), (3)	2,463,906
254,984	Kamigumi Co Ltd, (2)	4,577,112
539,103	Port of Tauranga Ltd, (2)	2,302,112
365,566	Promotora y Operadora de Infraestructura SAB de CV	2,902,657
1,017,071	Qube Holdings Ltd, (2)	2,370,137
3,116,929	Transurban Group, (2)	31,493,293
	Total Transportation Infrastructure	135,287,044
	Water Utilities – 2.7%
23,937	American Water Works Co Inc	3,962,291
37,491	Essential Utilities Inc	1,916,915
302,205	Pennon Group PLC, (2)	4,253,315
125,863	Severn Trent PLC, (2)	5,072,810
159,548	United Utilities Group PLC, (2)	2,349,424
	Total Water Utilities	17,554,755
	Total Common Stocks (cost $435,313,733)	568,481,331

Shares	Description (1)	Value
	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 9.3%
	Health Care – 0.2%
304,491	Parkway Life Real Estate Investment Trust	$1,054,099
	Specialized – 9.1%
94,712	American Tower Corp	23,793,549
90,667	Crown Castle International Corp	16,737,128
24,404	Digital Realty Trust Inc	3,460,487
6,228	Equinix Inc	4,618,809
30,297	SBA Communications Corp	10,425,198
	Total Specialized	59,035,171
	Total Real Estate Investment Trust Common Stocks (cost $53,517,354)	60,089,270

Shares	Description (1)	Value
	INVESTMENT COMPANIES – 0.2%
970,891	Cordiant Digital Infrastructure Ltd/Fund, (3)	$1,383,660
	Total Investment Companies (cost $1,365,215)	1,383,660
	Total Long-Term Investments (cost $490,196,302)	629,954,261

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 2.9%
	REPURCHASE AGREEMENTS – 2.9%
$18,674	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/22, repurchase price $18,673,774, collateralized by $17,058,600, U.S. Treasury Bonds, 0.125%, due 7/15/31, value $19,047,359	0.000%	4/01/22	$18,673,774
	Total Short-Term Investments (cost $18,673,774)			18,673,774
	Total Investments (cost $508,870,076) – 100.3%			648,628,035
	Other Assets Less Liabilities – (0.3)%			(2,072,803)
	Net Assets – 100%			$646,555,232
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$343,419,754	$225,061,577	$ —	$568,481,331
Real Estate Investment Trust Common Stocks	60,089,270	—	—	60,089,270
Investment Companies	1,383,660	—	—	1,383,660
Short-Term Investments:
Repurchase Agreements	—	18,673,774	—	18,673,774
Total	$404,892,684	$243,735,351	$ —	$648,628,035

Nuveen Global Infrastructure Fund (continued)
Portfolio of Investments    March 31, 2022
(Unaudited)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR	American Depositary Receipt

Nuveen Real Asset Income Fund
Portfolio of Investments    March 31, 2022
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 96.9%
	COMMON STOCKS – 29.1%
	Air Freight & Logistics – 0.2%
53,621	Oesterreichische Post AG, (2)	$1,905,336
363,735	PostNL NV, (2)	1,386,253
	Total Air Freight & Logistics	3,291,589
	Diversified Financial Services – 0.2%
2,392,395	Sdcl Energy Efficiency Income Trust PLC, (2)	3,681,700
	Diversified Telecommunication Services – 1.1%
4,168,474	HKBN Ltd, (2)	4,774,901
971,914	HKT Trust & HKT Ltd, (2)	1,332,645
15,443,230	NetLink NBN Trust	11,109,418
	Total Diversified Telecommunication Services	17,216,964
	Electric Utilities – 5.9%
429,150	Cia de Transmissao de Energia Eletrica Paulista	2,383,240
404,077	CK Infrastructure Holdings Ltd, (2)	2,701,187
474,398	Contact Energy Ltd, (2)	2,669,787
1,995	Edison International	139,850
297,202	Emera Inc	14,732,319
227,995	Endesa SA, (2)	4,971,115
260,566	Enel Chile SA, ADR	411,694
1,654,185	Enel SpA, (2)	11,044,579
409,791	OGE Energy Corp	16,711,277
120,752	Pinnacle West Capital Corp	9,430,731
433,399	Red Electrica Corp SA, (2)	8,898,124
54,916	Southern Co/The	3,981,959
577,353	SSE PLC, (2)	13,191,958
	Total Electric Utilities	91,267,820
	Equity Real Estate Investment Trust – 0.4%
625,874	Nexus Industrial REIT	6,393,162
	Gas Utilities – 2.4%
773,854	APA Group, (2)	6,150,470
444,357	Enagas SA, (2)	9,867,512
903,903	Italgas SpA, (2)	5,798,955
24,831	Naturgy Energy Group SA, (2)	743,923

Nuveen Real Asset Income Fund (continued)
Portfolio of Investments    March 31, 2022
(Unaudited)
Shares	Description (1)	Value
	Gas Utilities (continued)
2,553,772	Snam SpA, (2)	$14,726,446
	Total Gas Utilities	37,287,306
	Health Care Providers & Services – 0.4%
209,092	Chartwell Retirement Residences	2,073,944
282,337	Sienna Senior Living Inc	3,457,648
	Total Health Care Providers & Services	5,531,592
	Household Durables – 0.2%
122,167	Persimmon PLC, (2)	3,425,727
	Independent Power & Renewable Electricity Producers – 1.1%
78,384	Atlantica Sustainable Infrastructure PLC	2,748,927
1,634	Canadian Solar Infrastructure Fund Inc, (2)	1,630,326
106,827	Capital Power Corp	3,478,724
183,333	Clearway Energy Inc	6,108,656
205,776	TransAlta Renewables Inc	3,041,827
	Total Independent Power & Renewable Electricity Producers	17,008,460
	Industrial Conglomerates – 0.1%
990,437	NWS Holdings Ltd, (2)	906,464
	Multi-Utilities – 2.7%
98,748	ACEA SpA, (2)	1,813,141
375,931	Algonquin Power & Utilities Corp	5,830,742
231,970	Canadian Utilities Ltd	7,110,419
59,195	E.ON SE, (2)	687,736
308,388	Engie SA, (2)	4,054,376
216,861	National Grid PLC, ADR	16,670,105
1,170,691	REN - Redes Energeticas Nacionais SGPS SA	3,690,968
553,013	Vector Ltd, (2)	1,545,116
	Total Multi-Utilities	41,402,603
	Oil, Gas & Consumable Fuels – 10.1%
281,606	DT Midstream Inc	15,279,941
568,890	Enbridge Inc	26,220,140
367,597	Enterprise Products Partners LP	9,487,679
286,223	Gibson Energy Inc	5,726,063
90,065	Keyera Corp	2,283,054
1,135,471	Kinder Morgan Inc	21,471,757
127,690	Magellan Midstream Partners LP	6,265,748
153,385	ONEOK Inc	10,833,582
262,732	Pembina Pipeline Corp	9,871,233
461,398	Plains GP Holdings LP, Class A	5,329,147

Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels (continued)
175,689	TC Energy Corp	$9,909,076
946,087	Williams Cos Inc/The	31,608,767
255,689	Z Energy Ltd	664,520
	Total Oil, Gas & Consumable Fuels	154,950,707
	Real Estate Management & Development – 1.8%
191,325	Amot Investments Ltd, (2)	1,433,446
3,776,119	Ascendas India Trust, (2)	3,302,903
100,503	Cibus Nordic Real Estate AB, (2)	2,674,426
2,187,721	Corp Inmobiliaria Vesta SAB de CV	4,178,558
149,284	DIC Asset AG, (2)	2,384,632
346	Hongkong Land Holdings Ltd, (2)	1,691
185,359	Hysan Development Co Ltd	541,882
153,929	Kennedy-Wilson Holdings Inc	3,754,328
11,454	LEG Immobilien SE, (2)	1,304,358
23,279	New World Development Co Ltd, (2)	94,446
2,233,035	Sino Land Co Ltd, (2)	2,879,299
284,951	Sun Hung Kai Properties Ltd, (2)	3,390,197
46,311	TAG Immobilien AG, (2)	1,048,659
	Total Real Estate Management & Development	26,988,825
	Road & Rail – 0.3%
1,663,558	Aurizon Holdings Ltd, (2)	4,572,530
	Thrifts & Mortgage Finance – 0.0%
98,037	Real Estate Credit Investments Ltd/Fund, (2)	194,467
	Transportation Infrastructure – 1.5%
489,982	Atlantia SpA, (2), (3)	10,187,970
1,573,560	Atlas Arteria Ltd, (2)	7,658,328
1,230,616	China Merchants Port Holdings Co Ltd, (2)	2,216,319
2,503,658	COSCO SHIPPING Ports Ltd, (2)	1,940,198
801,795	Dalrymple Bay Infrastructure Ltd	1,289,964
216,647	Jiangsu Expressway Co Ltd, (2)	226,255
	Total Transportation Infrastructure	23,519,034
	Water Utilities – 0.7%
2,010,687	Guangdong Investment Ltd, (2)	2,739,441
554,671	United Utilities Group PLC, (2)	8,167,808
	Total Water Utilities	10,907,249
	Total Common Stocks (cost $383,144,581)	448,546,199

Nuveen Real Asset Income Fund (continued)
Portfolio of Investments    March 31, 2022
(Unaudited)
Shares	Description (1)	Value
	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 24.3%
	Diversified – 4.4%
1,158,877	Abacus Property Group, (2)	$2,855,221
19,817	Alpine Income Property Trust Inc	372,559
194,260	Armada Hoffler Properties Inc	2,836,196
268,359	Broadstone Net Lease Inc	5,844,859
404,749	Charter Hall Long Wale REIT, (2)	1,605,488
9,722	Cofinimmo SA, (2)	1,415,867
11,046	Gecina SA, (2)	1,392,108
113,593	Global Net Lease Inc	1,786,818
967,969	GPT Group/The, (2)	3,733,757
969,634	Growthpoint Properties Australia Ltd, (2)	3,163,978
2,427,585	Home Reit PLC	3,954,355
1,194	Hulic Reit Inc, (2)	1,631,193
63,874	ICADE, (2)	4,109,370
2,257,608	LXI REIT Plc, (2)	4,384,666
10,791	Star Asia Investment Corp	5,504,527
1,772,541	Stockland, (2)	5,617,186
1,306,874	Stride Property Group, (2)	1,797,949
3,515	United Urban Investment Corp, (2)	4,051,200
149,516	WP Carey Inc	12,086,873
	Total Diversified	68,144,170
	Health Care – 2.8%
2,112,336	Assura PLC	1,856,387
92,710	CareTrust REIT Inc	1,789,303
49,362	Healthcare Realty Trust Inc	1,356,468
76,062	Medical Properties Trust Inc	1,607,951
1,088,461	NorthWest Healthcare Properties Real Estate Investment Trust	11,989,048
998,374	Physicians Realty Trust	17,511,480
182,595	Sabra Health Care REIT Inc	2,718,839
1,648,401	Target Healthcare REIT PLC, (2)	2,425,601
33,900	Universal Health Realty Income Trust	1,978,743
	Total Health Care	43,233,820
	Industrial – 3.7%
1,259,964	Ascendas Real Estate Investment Trust, (2)	2,715,004
1,500,508	Centuria Industrial REIT, (2)	4,290,821
595,960	Dexus Industria REIT, (2)	1,508,813
752,853	Dream Industrial Real Estate Investment Trust	9,719,672
8,070,435	Frasers Logistics & Commercial Trust, (2)	8,655,840
213,162	Industrial Logistics Properties Trust	4,832,383
132,460	Intervest Offices & Warehouses NV	4,007,701

Shares	Description (1)	Value
	Industrial (continued)
5,338,831	Mapletree Industrial Trust, (2)	$10,569,333
1,068,538	Mapletree Logistics Trust, (2)	1,452,061
2,258,608	PLA Administradora Industrial S de RL de CV	3,161,370
2,441,949	Urban Logistics REIT PLC	6,110,983
	Total Industrial	57,023,981
	Mortgage – 1.2%
107,295	Blackstone Mortgage Trust Inc	3,410,908
292,599	KKR Real Estate Finance Trust Inc	6,030,465
50,456	Nexpoint Real Estate Finance Inc	1,140,306
292,197	Starwood Property Trust Inc	7,062,401
	Total Mortgage	17,644,080
	Office – 4.5%
531,048	Brandywine Realty Trust	7,509,019
1,284,578	Centuria Office REIT, (2)	2,106,684
10,888	Corporate Office Properties Trust	310,744
65,793	Covivio, (2)	5,236,067
6,228,928	Cromwell Property Group, (2)	3,854,107
664,598	Dexus, (2)	5,424,893
306,008	Easterly Government Properties Inc	6,469,009
73,816	Franklin Street Properties Corp	435,514
3,135,038	GDI Property Group, (2)	2,545,843
9,333	Highwoods Properties Inc	426,892
3,719	Ichigo Office REIT Investment Corp, (2)	2,689,511
92,354	NSI NV, (2)	4,056,679
404,617	Piedmont Office Realty Trust Inc	6,967,505
244,444	Postal Realty Trust Inc	4,111,548
79,648	SL Green Realty Corp	6,465,825
932,758	True North Commercial Real Estate Investment Trust	5,342,197
107,833	Vornado Realty Trust	4,886,992
	Total Office	68,839,029
	Retail – 5.2%
1,336,291	CapitaLand China Trust, (2)	1,188,289
990,162	CapitaLand Integrated Commercial Trust, (2)	1,638,063
472,503	Choice Properties Real Estate Investment Trust	5,854,555
490,482	Crombie Real Estate Investment Trust	7,199,412
5,113,475	Fortune Real Estate Investment Trust, (2)	4,594,825
2,223,352	Frasers Centrepoint Trust, (2)	3,989,996
2,424	Kenedix Retail REIT Corp, (2)	5,559,523
12,783	Klepierre SA, (2)	340,336

Nuveen Real Asset Income Fund (continued)
Portfolio of Investments    March 31, 2022
(Unaudited)
Shares	Description (1)	Value
	Retail (continued)
418,745	Link REIT, (2)	$3,566,127
988,647	Mapletree Commercial Trust, (2)	1,375,512
119,409	National Retail Properties Inc	5,366,241
196,010	RioCan Real Estate Investment Trust	3,955,791
27,620	Saul Centers Inc	1,455,574
3,483,293	Scentre Group, (2)	7,919,811
74,203	Simon Property Group Inc	9,762,147
220,369	Spirit Realty Capital Inc	10,141,381
96,214	Urstadt Biddle Properties Inc	1,809,785
2,561,767	Waypoint REIT Ltd, (2)	5,098,882
	Total Retail	80,816,250
	Specialized – 2.5%
271,715	Four Corners Property Trust Inc	7,347,173
223,088	Gaming and Leisure Properties Inc	10,469,520
358,581	MGM Growth Properties LLC	13,877,085
225,389	VICI Properties Inc	6,414,571
	Total Specialized	38,108,349
	Total Real Estate Investment Trust Common Stocks (cost $335,991,134)	373,809,679

Principal Amount (000)(4)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	CORPORATE BONDS – 14.4%
	Air Freight & Logistics – 0.1%
$2,300	Cargo Aircraft Management Inc, 144A	4.750%	2/01/28	BB	$2,244,984
	Capital Markets – 0.2%
2,700	Hunt Cos Inc, 144A	5.250%	4/15/29	BB-	2,572,155
	Chemicals – 0.0%
500	Calumet Specialty Products Partners LP / Calumet Finance Corp, 144A	11.000%	4/15/25	B-	518,513
	Commercial Services & Supplies – 0.4%
860	Clean Harbors Inc, 144A	4.875%	7/15/27	BB	857,850
1,570	Covanta Holding Corp, 144A	4.875%	12/01/29	B1	1,498,879
1,300	GFL Environmental Inc, 144A	3.500%	9/01/28	BB-	1,220,499
2,085	GFL Environmental Inc, 144A	4.750%	6/15/29	B-	1,983,356
850	Stericycle Inc, 144A	3.875%	1/15/29	BB	790,500
	Total Commercial Services & Supplies				6,351,084
	Communications Equipment – 0.3%
875	America Movil SAB de CV, 144A	5.375%	4/04/32	A-	875,000
650	Liquid Telecommunications Financing Plc, 144A	5.500%	9/04/26	B1	621,270

Principal Amount (000)(4)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	Communications Equipment (continued)
$3,325	Viasat Inc, 144A	6.500%	7/15/28	BB-	$3,192,000
	Total Communications Equipment				4,688,270
	Construction & Engineering – 0.3%
1,800	GMR Hyderabad International Airport Ltd, 144A	5.375%	4/10/24	BB+	1,802,340
1,500	IHS Netherlands Holdco BV, 144A	8.000%	9/18/27	BB-	1,493,250
791	International Airport Finance SA, 144A	12.000%	3/15/33	B-	817,269
	Total Construction & Engineering				4,112,859
	Diversified Financial Services – 0.5%
993	Cometa Energia SA de CV, 144A	6.375%	4/24/35	Baa3	1,003,329
975	Genesis Energy LP / Genesis Energy Finance Corp	7.750%	2/01/28	B	980,172
550	Indian Railway Finance Corp Ltd, 144A	3.570%	1/21/32	BBB-	518,194
1,815	Minejesa Capital BV, 144A	5.625%	8/10/37	Baa3	1,652,793
16,079 BRL	Swiss Insured Brazil Power Finance Sarl, 144A	9.850%	7/16/32	AAA	3,073,199
	Total Diversified Financial Services				7,227,687
	Diversified Telecommunication Services – 0.6%
1,325	Altice France SA/France, 144A	5.500%	1/15/28	B	1,227,877
1,925	Altice France SA/France, 144A	5.125%	7/15/29	B	1,725,281
200	Cablevision Lightpath LLC, 144A	3.875%	9/15/27	B+	187,000
3,280	Cellnex Finance Co SA, 144A	3.875%	7/07/41	BBB-	2,664,410
1,750	Frontier Communications Holdings LLC, 144A, (6)	6.000%	1/15/30	BB-	1,618,750
865	Iliad Holding SASU, 144A	6.500%	10/15/26	BB-	867,336
1,030	Iliad Holding SASU, 144A	7.000%	10/15/28	BB-	1,031,524
	Total Diversified Telecommunication Services				9,322,178
	Electric Utilities – 1.5%
1,807	Acwa Power Management And Investments One Ltd, 144A	5.950%	12/15/39	Baa3	1,920,338
1,925	Adani Green Energy UP Ltd / Prayatna Developers Pvt Ltd / Parampujya Solar Energy, 144A	6.250%	12/10/24	BB+	1,968,312
362	Adani Transmission Ltd, 144A	4.250%	5/21/36	BBB-	331,052
650	AES Panama Generation Holdings SRL, 144A	4.375%	5/31/30	Baa3	619,125
1,500	Cikarang Listrindo Tbk PT, 144A	4.950%	9/14/26	BB+	1,485,750
2,325	Clearway Energy Operating LLC, 144A	3.750%	2/15/31	BB	2,174,096
625	Electricidad Firme de Mexico Holdings SA de CV, 144A	4.900%	11/20/26	Ba2	582,037
1,200	Empresa de Transmision Electrica SA, 144A	5.125%	5/02/49	Baa2	1,212,012
5,700,000 COP	Empresas Publicas de Medellin ESP, 144A	8.375%	11/08/27	Baa3	1,313,431
1,500	Lamar Funding Ltd, 144A	3.958%	5/07/25	BB	1,467,498
1,133	LLPL Capital Pte Ltd, 144A	6.875%	2/04/39	Baa3	1,133,777
2,175	Pacific Gas and Electric Co	3.300%	8/01/40	BBB-	1,780,035

Nuveen Real Asset Income Fund (continued)
Portfolio of Investments    March 31, 2022
(Unaudited)
Principal Amount (000)(4)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	Electric Utilities (continued)
$1,155	Pattern Energy Operations LP / Pattern Energy Operations Inc, 144A	4.500%	8/15/28	BB-	$1,136,301
1,000	ReNew Wind Energy AP2 / ReNew Power Pvt Ltd other 9 Subsidiaries, 144A	4.500%	7/14/28	Ba3	908,417
1,222	Southern California Edison Co, (3-Month LIBOR reference rate + 4.199% spread), (6), (7)	4.516%	12/30/49	BB+	1,209,780
3,315	TerraForm Power Operating LLC, 144A	4.750%	1/15/30	BB-	3,233,119
	Total Electric Utilities				22,475,080
	Electrical Equipment – 0.1%
2,130	Vertiv Group Corp, 144A	4.125%	11/15/28	BB-	1,943,870
	Energy Equipment & Services – 0.1%
850	Archrock Partners LP / Archrock Partners Finance Corp, 144A	6.250%	4/01/28	B+	837,752
1,550	Galaxy Pipeline Assets Bidco Ltd, 144A	3.250%	9/30/40	Aa2	1,399,255
	Total Energy Equipment & Services				2,237,007
	Equity Real Estate Investment Trust – 1.6%
2,750	Brookfield Property REIT Inc / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144A	5.750%	5/15/26	BB+	2,725,058
1,455	CTR Partnership LP / CareTrust Capital Corp, 144A	3.875%	6/30/28	BB+	1,371,658
1,740	HAT Holdings I LLC / HAT Holdings II LLC, 144A	3.375%	6/15/26	BB+	1,653,000
1,300	HAT Holdings I LLC / HAT Holdings II LLC, 144A	3.750%	9/15/30	BB+	1,170,000
800	Iron Mountain Inc, 144A	4.500%	2/15/31	BB-	738,808
2,195	Iron Mountain Information Management Services Inc, 144A	5.000%	7/15/32	BB-	2,057,813
1,500	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc	5.750%	2/01/27	BB+	1,584,375
1,375	MPT Operating Partnership LP / MPT Finance Corp	3.500%	3/15/31	BBB-	1,276,979
1,600	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 144A	4.875%	5/15/29	B+	1,499,920
2,450	RHP Hotel Properties LP / RHP Finance Corp, 144A	4.500%	2/15/29	B1	2,303,000
1,370	RLJ Lodging Trust LP, 144A	3.750%	7/01/26	BB-	1,301,500
1,430	RLJ Lodging Trust LP, 144A	4.000%	9/15/29	BB-	1,322,550
2,830	Scentre Group Trust 2, 144A	5.125%	9/24/80	BBB+	2,776,937
1,495	Welltower Inc	3.850%	6/15/32	BBB+	1,505,437
1,140	XHR LP, 144A	4.875%	6/01/29	B1	1,107,430
	Total Equity Real Estate Investment Trust				24,394,465
	Gas Utilities – 0.5%
2,025	Ferrellgas LP / Ferrellgas Finance Corp, 144A	5.375%	4/01/26	B-	1,912,127
2,225	Ferrellgas LP / Ferrellgas Finance Corp, 144A	5.875%	4/01/29	B-	2,053,608
2,550	National Gas Co of Trinidad & Tobago Ltd, 144A	6.050%	1/15/36	BBB-	2,572,338

Principal Amount (000)(4)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	Gas Utilities (continued)
$700	Superior Plus LP / Superior General Partner Inc, 144A	4.500%	3/15/29	BB-	$657,741
	Total Gas Utilities				7,195,814
	Health Care Providers & Services – 0.5%
1,825	CHS/Community Health Systems Inc, 144A	6.875%	4/15/29	CCC	1,793,063
1,675	LifePoint Health Inc, 144A	5.375%	1/15/29	CCC+	1,582,678
3,925	Tenet Healthcare Corp, 144A	6.125%	10/01/28	B+	3,988,781
	Total Health Care Providers & Services				7,364,522
	Hotels, Restaurants & Leisure – 0.6%
1,625	CDI Escrow Issuer Inc, 144A, (WI/DD)	5.750%	4/01/30	B+	1,641,250
1,650	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc, 144A	4.625%	1/15/29	B	1,563,375
400	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc, 144A	6.750%	7/15/30	CCC+	367,988
2,250	Hilton Domestic Operating Co Inc, 144A	4.000%	5/01/31	N/R	2,123,437
1,605	Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 144A	5.000%	6/01/29	BB-	1,531,643
1,065	Marriott Ownership Resorts Inc, 144A	4.500%	6/15/29	B+	1,003,763
1,695	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc	4.500%	1/15/28	BB+	1,707,713
	Total Hotels, Restaurants & Leisure				9,939,169
	Independent Power & Renewable Electricity Producers – 0.6%
1,197	Alfa Desarrollo SpA, 144A	4.550%	9/27/51	BBB-	1,038,194
1,350	Atlantica Sustainable Infrastructure PLC, 144A	4.125%	6/15/28	BB+	1,300,941
674	Azure Power Energy Ltd, 144A	3.575%	8/19/26	BB+	639,680
3,570	Clearway Energy Operating LLC, 144A	3.750%	1/15/32	BB	3,284,400
1,300	EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA, 144A	5.375%	12/30/30	BBB-	903,084
475	Israel Electric Corp Ltd, 144A	3.750%	2/22/32	Baa1	455,878
1,500	Kallpa Generacion SA, 144A	4.125%	8/16/27	Baa3	1,500,750
981	UEP Penonome II SA, 144A	6.500%	10/01/38	BB	932,098
	Total Independent Power & Renewable Electricity Producers				10,055,025
	Internet Software & Services – 0.1%
1,575	Cogent Communications Group Inc, 144A	3.500%	5/01/26	BB	1,496,250
	Machinery – 0.1%
1,775	WASH Multifamily Acquisition Inc, 144A	5.750%	4/15/26	B-	1,779,437
	Media – 0.8%
4,600	CCO Holdings LLC / CCO Holdings Capital Corp	4.500%	5/01/32	BB+	4,207,620
1,225	Directv Financing LLC / Directv Financing Co-Obligor Inc, 144A	5.875%	8/15/27	BBB-	1,205,094

Nuveen Real Asset Income Fund (continued)
Portfolio of Investments    March 31, 2022
(Unaudited)
Principal Amount (000)(4)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	Media (continued)
$1,485	DISH DBS Corp, 144A	5.250%	12/01/26	Ba3	$1,414,463
1,770	DISH DBS Corp, 144A	5.750%	12/01/28	Ba3	1,674,862
3,600	VZ Secured Financing BV, 144A	5.000%	1/15/32	BB	3,366,000
	Total Media				11,868,039
	Mortgage Real Estate Investment Trust – 0.5%
5,385	Blackstone Mortgage Trust Inc, 144A	3.750%	1/15/27	Ba2	5,008,050
700	Starwood Property Trust Inc, 144A	3.750%	12/31/24	BB+	679,000
1,875	Starwood Property Trust Inc, 144A	3.625%	7/15/26	BB+	1,790,381
	Total Mortgage Real Estate Investment Trust				7,477,431
	Oil, Gas & Consumable Fuels – 2.6%
1,800	Antero Midstream Partners LP / Antero Midstream Finance Corp, 144A	7.875%	5/15/26	BB	1,947,816
415	Calumet Specialty Products Partners LP / Calumet Finance Corp, 144A	8.125%	1/15/27	B-	385,950
1,270	CNX Midstream Partners LP, 144A	4.750%	4/15/30	BB	1,189,317
2,735	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp, 144A	5.625%	5/01/27	BB-	2,709,947
1,820	DT Midstream Inc, 144A	4.375%	6/15/31	BB+	1,742,650
424	Energean Israel Finance Ltd, 144A	5.375%	3/30/28	BB-	408,378
1,200	EnLink Midstream LLC, 144A	5.625%	1/15/28	BB+	1,224,000
1,500	EnLink Midstream LLC	5.375%	6/01/29	BB+	1,496,250
1,215	EQM Midstream Partners LP	5.500%	7/15/28	BB	1,219,757
1,300	EQM Midstream Partners LP, 144A	4.750%	1/15/31	BB	1,215,500
750	Hess Midstream Operations LP, 144A	5.625%	2/15/26	BB+	769,463
1,425	Leviathan Bond Ltd, 144A	6.750%	6/30/30	BB	1,465,477
2,875	M/I Homes Inc	4.950%	2/01/28	Ba2	2,709,687
1,750	New Fortress Energy Inc, 144A	6.500%	9/30/26	BB-	1,733,847
1,350	NGL Energy Operating LLC / NGL Energy Finance Corp, 144A	7.500%	2/01/26	BB-	1,327,982
675	NuStar Logistics LP	6.375%	10/01/30	BB-	684,140
300	Oleoducto Central SA, 144A	4.000%	7/14/27	Baa3	282,738
3,668 CAD	Pembina Pipeline Corp	4.800%	1/25/81	BB+	2,661,534
1,200	Peru LNG Srl, 144A	5.375%	3/22/30	B+	1,062,000
275	Promigas SA ESP / Gases del Pacifico SAC, 144A	3.750%	10/16/29	Baa3	249,015
1,190	Sunoco LP / Sunoco Finance Corp	5.875%	3/15/28	BB	1,201,900
2,345	Sunoco LP / Sunoco Finance Corp, 144A	4.500%	4/30/30	BB	2,160,413
600	Targa Resources Partners LP / Targa Resources Partners Finance Corp	4.000%	1/15/32	BBB-	577,191
2,375	Transcanada Trust	5.600%	3/07/82	BBB	2,401,054
3,015	TransMontaigne Partners LP / TLP Finance Corp	6.125%	2/15/26	B-	2,979,393

Principal Amount (000)(4)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	Oil, Gas & Consumable Fuels (continued)
$900	Tullow Oil PLC, 144A	10.250%	5/15/26	B2	$916,992
1,325	USA Compression Partners LP / USA Compression Finance Corp	6.875%	9/01/27	BB-	1,330,088
1,675	Western Midstream Operating LP	5.300%	2/01/30	BBB-	1,666,625
	Total Oil, Gas & Consumable Fuels				39,719,104
	Real Estate Management & Development – 0.6%
1,200	Cushman & Wakefield US Borrower LLC, 144A	6.750%	5/15/28	BB-	1,254,000
1,225	Howard Hughes Corp, 144A	4.125%	2/01/29	BB	1,149,368
1,300	Howard Hughes Corp, 144A	4.375%	2/01/31	BB	1,222,000
1,175	Kennedy-Wilson Inc	4.750%	3/01/29	BB	1,132,853
2,250	Kennedy-Wilson Inc	5.000%	3/01/31	BB	2,160,000
2,775 EUR	Peach Property Finance GmbH, 144A	4.375%	11/15/25	BB+	3,033,666
	Total Real Estate Management & Development				9,951,887
	Road & Rail – 0.3%
525	ENA Master Trust, 144A	4.000%	5/19/48	BBB	492,844
1,735	First Student Bidco Inc / First Transit Parent Inc, 144A	4.000%	7/31/29	BB+	1,617,922
500	Rumo Luxembourg Sarl, 144A	4.200%	1/18/32	Ba2	433,000
1,400	Transnet SOC Ltd, 144A	4.000%	7/26/22	BB-	1,377,460
	Total Road & Rail				3,921,226
	Specialty Retail – 0.2%
535	Asbury Automotive Group Inc, 144A	4.625%	11/15/29	BB	498,219
1,130	Asbury Automotive Group Inc, 144A	5.000%	2/15/32	BB	1,050,380
1,380	LCM Investments Holdings II LLC, 144A	4.875%	5/01/29	BB-	1,303,382
	Total Specialty Retail				2,851,981
	Trading Companies & Distributors – 0.4%
2,090	Albion Financing 1 SARL / Aggreko Holdings Inc, 144A	6.125%	10/15/26	BB+	2,016,850
2,735	Albion Financing 2SARL, 144A	8.750%	4/15/27	BB-	2,632,984
1,450	NESCO Holdings II Inc, 144A	5.500%	4/15/29	B	1,424,625
	Total Trading Companies & Distributors				6,074,459
	Transportation Infrastructure – 0.6%
1,400	Adani Ports & Special Economic Zone Ltd, 144A	4.000%	7/30/27	BBB-	1,357,168
575	Aeropuerto Internacional de Tocumen SA, 144A	4.000%	8/11/41	BBB	522,858
400	Aeropuerto Internacional de Tocumen SA, 144A	5.125%	8/11/61	BBB	364,000
2,810	Aeropuertos Dominicanos Siglo XXI SA, 144A	6.750%	3/30/29	BB-	2,704,625
1,074	Autopistas del Sol SA/Costa Rica, 144A	7.375%	12/30/30	B	1,063,362
1,700	DP World Ltd/United Arab Emirates, 144A	5.625%	9/25/48	Baa3	1,835,932
1,800	Mexico City Airport Trust, 144A	4.250%	10/31/26	BBB	1,779,768
	Total Transportation Infrastructure				9,627,713

Nuveen Real Asset Income Fund (continued)
Portfolio of Investments    March 31, 2022
(Unaudited)
Principal Amount (000)(4)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	Wireless Telecommunication Services – 0.3%
$475	CT Trust, 144A	5.125%	2/03/32	Ba1	$474,525
1,800	Telefonica Moviles Chile SA, 144A	3.537%	11/18/31	BBB+	1,674,000
2,495	Vmed O2 UK Financing I PLC, 144A	4.750%	7/15/31	BB+	2,351,537
	Total Wireless Telecommunication Services				4,500,062
	Total Corporate Bonds (cost $233,439,492)				221,910,271

Shares	Description (1)	Coupon	Ratings (5)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 11.9%
	Diversified Financial Services – 0.1%
64,685	Brookfield Finance Inc	4.625%	BBB	$1,359,679
33,662	National Rural Utilities Cooperative Finance Corp	5.500%	A3	871,172
	Total Diversified Financial Services			2,230,851
	Electric Utilities – 1.1%
78,349	DTE Energy Co	4.375%	BBB-	1,744,127
13,048	Duke Energy Corp, (6)	5.750%	BBB-	338,204
36,322	Entergy Arkansas LLC, (6)	4.875%	A	908,050
37,139	Entergy Texas Inc	5.375%	BBB-	934,789
103,534	Georgia Power Co	5.000%	Baa2	2,614,234
72,456	Integrys Holding Inc	6.000%	BBB	1,811,400
182,941	Southern Co/The	4.950%	BBB-	4,414,366
203,899	Southern Co/The	4.200%	BBB-	4,548,987
	Total Electric Utilities			17,314,157
	Equity Real Estate Investment Trust – 7.3%
160,424	Agree Realty Corp	4.250%	Baa2	3,189,229
112,641	American Homes 4 Rent	5.875%	BB	2,822,783
151,769	American Homes 4 Rent	5.875%	BB	3,806,367
6,725	American Homes 4 Rent	6.250%	Ba1	173,572
144,336	Armada Hoffler Properties Inc	6.750%	N/R	3,749,849
229,881	Centerspace	6.625%	N/R	5,790,702
55,490	Chatham Lodging Trust	6.625%	N/R	1,352,291
76,285	City Office REIT Inc	6.625%	N/R	1,952,896
121,909	DiamondRock Hospitality Co	8.250%	N/R	3,285,448
132,150	Digital Realty Trust Inc	5.250%	Baa3	3,291,856
102,121	Digital Realty Trust Inc	5.850%	Baa3	2,658,210
164,347	Digital Realty Trust Inc	5.200%	Baa3	4,092,240
2,037	DigitalBridge Group Inc	7.125%	N/R	50,253
19,992	Federal Realty Investment Trust	5.000%	Baa2	504,998
253,683	Hudson Pacific Properties Inc	4.750%	Baa3	5,461,795
165,967	Kimco Realty Corp	5.250%	Baa2	4,137,557

Shares	Description (1)	Coupon	Ratings (5)	Value
	Equity Real Estate Investment Trust (continued)
5,162	Mid-America Apartment Communities Inc	8.500%	BBB-	$310,030
45,514	National Storage Affiliates Trust	6.000%	N/R	1,158,786
157,895	Pebblebrook Hotel Trust	6.300%	N/R	3,816,338
72,747	Pebblebrook Hotel Trust	6.375%	N/R	1,796,851
95,048	Pebblebrook Hotel Trust	5.700%	N/R	2,155,689
114,430	PS Business Parks Inc	5.200%	BBB	2,841,297
256,393	PS Business Parks Inc	4.875%	BBB	6,022,672
123,719	Public Storage	4.875%	A3	3,015,032
8,667	Public Storage	4.750%	A3	212,168
106,418	Public Storage	4.625%	A3	2,477,411
60,312	Public Storage, (3)	4.000%	A3	1,244,237
62,954	Public Storage	4.100%	A3	1,307,555
193,343	Rexford Industrial Realty Inc	5.625%	BB+	4,841,309
57,827	Saul Centers Inc	6.125%	N/R	1,445,097
81,910	Saul Centers Inc	6.000%	N/R	2,059,922
86,225	SITE Centers Corp	6.375%	BB+	2,156,487
139,016	Summit Hotel Properties Inc	6.250%	N/R	3,417,013
69,632	Summit Hotel Properties Inc	5.875%	N/R	1,630,781
102,625	Sunstone Hotel Investors Inc	6.125%	N/R	2,474,289
111,550	Sunstone Hotel Investors Inc	5.700%	N/R	2,546,687
135,949	UMH Properties Inc	6.750%	N/R	3,451,745
92,168	Urstadt Biddle Properties Inc	6.250%	N/R	2,309,730
91,006	Urstadt Biddle Properties Inc	5.875%	N/R	2,285,161
245,901	Vornado Realty Trust	5.250%	Ba1	5,690,149
181,419	Vornado Realty Trust	5.250%	Ba1	4,214,363
96,726	Vornado Realty Trust	4.450%	Ba1	1,937,422
	Total Equity Real Estate Investment Trust			113,138,267
	Gas Utilities – 0.4%
34,698	AltaGas Ltd	5.290%	BB	861,204
182,583	South Jersey Industries Inc	5.625%	BB+	3,669,918
65,849	Spire Inc	5.900%	BBB	1,702,197
	Total Gas Utilities			6,233,319
	Independent Power & Renewable Electricity Producers – 0.4%
101,928	Brookfield BRP Holdings Canada Inc	4.625%	BBB-	2,055,888
174,381	Brookfield Renewable Partners LP	5.250%	BBB-	3,951,473
	Total Independent Power & Renewable Electricity Producers			6,007,361
	Multi-Utilities – 1.6%
34,627	Algonquin Power & Utilities Corp	6.200%	BB+	907,574
64,228	BIP Bermuda Holdings I Ltd	5.125%	BBB-	1,452,837

Nuveen Real Asset Income Fund (continued)
Portfolio of Investments    March 31, 2022
(Unaudited)
Shares	Description (1)	Coupon	Ratings (5)	Value
	Multi-Utilities (continued)
34,334	Brookfield Infrastructure Finance ULC	5.000%	BBB-	$752,601
184,522	Brookfield Infrastructure Partners LP	5.125%	BBB-	3,795,618
54,087	Brookfield Infrastructure Partners LP	5.000%	BBB-	1,097,966
97,972	CMS Energy Corp	5.875%	BBB-	2,517,880
118,751	CMS Energy Corp	4.200%	BBB-	2,491,396
26,955	DTE Energy Co	5.250%	BBB-	666,867
123,056	DTE Energy Co	4.375%	BBB-	2,863,513
54,019	NiSource Inc	6.500%	BBB-	1,450,410
284,945	Sempra Energy	5.750%	BBB-	7,286,044
	Total Multi-Utilities			25,282,706
	Oil, Gas & Consumable Fuels – 0.1%
39,067	NuStar Energy LP	7.625%	B2	828,611
	Real Estate Management & Development – 0.8%
170,146	Brookfield Property Partners LP	6.375%	BB	3,498,202
196,261	Brookfield Property Partners LP, (6)	6.500%	BB	4,176,434
207,305	Brookfield Property Partners LP	5.750%	BB	4,369,989
	Total Real Estate Management & Development			12,044,625
	Trading Companies & Distributors – 0.1%
26,802	Fortress Transportation and Infrastructure Investors LLC	8.250%	B	696,584
	Total $25 Par (or similar) Retail Preferred (cost $190,594,223)			183,776,481

Principal Amount (000)(4)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 9.7%
	Diversified Financial Services – 0.3%
$760	National Rural Utilities Cooperative Finance Corp	5.250%	4/20/46	A3	$765,608
3,957	Transcanada Trust	5.625%	5/20/75	BBB	3,958,187
	Total Diversified Financial Services				4,723,795
	Electric Utilities – 2.7%
2,385	American Electric Power Co Inc	3.875%	2/15/62	BBB	2,203,362
1,800	ComEd Financing III	6.350%	3/15/33	Baa2	2,007,981
6,205	Duke Energy Corp	4.875%	N/A (8)	BBB-	6,270,959
3,450	Edison International	5.000%	N/A (8)	BB+	3,237,825
2,200	Edison International	5.375%	N/A (8)	BB+	2,122,450
2,100 GBP	Electricite de France SA	5.875%	N/A (8)	BBB-	2,730,807
7,190	Emera Inc	6.750%	6/15/76	BB+	7,567,475
4,325	Enel SpA, 144A	8.750%	9/24/73	BBB-	4,649,375
6,140	NextEra Energy Capital Holdings Inc	5.650%	5/01/79	BBB	6,301,982

Principal Amount (000)(4)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	Electric Utilities (continued)
$2,475	Southern Co	4.000%	1/15/51	BBB-	$2,394,563
1,515	SSE PLC	4.750%	9/16/77	BBB-	1,520,893
	Total Electric Utilities				41,007,672
	Independent Power & Renewable Electricity Producers – 0.1%
1,368	Vistra Corp, 144A	8.000%	N/A (8)	Ba3	1,381,666
770	Vistra Corp, 144A	7.000%	N/A (8)	Ba3	749,788
	Total Independent Power & Renewable Electricity Producers				2,131,454
	Marine – 0.2%
2,195	Royal Capital BV	4.875%	N/A (8)	N/R	2,189,512
	Multi-Utilities – 2.5%
2,560	Algonquin Power & Utilities Corp	4.750%	1/18/82	BB+	2,386,944
7,995	CenterPoint Energy Inc	6.125%	N/A (8)	BBB-	7,875,075
3,855	CMS Energy Corp	4.750%	6/01/50	BBB-	3,816,450
2,440	Dominion Energy Inc	5.750%	10/01/54	BBB-	2,475,810
2,790	Dominion Energy Inc	4.350%	N/A (8)	BBB-	2,698,097
3,100	Dominion Energy Inc	4.650%	N/A (8)	BBB-	3,069,000
2,409	NiSource Inc	5.650%	N/A (8)	BBB-	2,360,820
4,556	RWE AG	6.625%	7/30/75	BBB-	4,898,026
4,100	Sempra Energy	4.125%	4/01/52	BBB-	3,827,342
5,535	Sempra Energy	4.875%	N/A (8)	BBB-	5,562,675
	Total Multi-Utilities				38,970,239
	Oil, Gas & Consumable Fuels – 3.6%
9,277	Enbridge Inc	6.000%	1/15/77	BBB-	9,509,048
10,634	Enbridge Inc	5.500%	7/15/77	BBB-	10,502,886
3,947	Enbridge Inc	6.250%	3/01/78	BBB-	4,085,861
3,605	Enbridge Inc	5.750%	7/15/80	BBB-	3,731,175
3,478	Energy Transfer LP, (3-Month LIBOR reference rate + 3.018% spread), (7)	3.334%	11/01/66	Ba1	2,892,305
1,250	Energy Transfer LP	6.500%	N/A (8)	BB	1,228,500
7,251	Enterprise Products Operating LLC	5.250%	8/16/77	Baa2	6,816,762
4,840	Enterprise Products Operating LLC	5.375%	2/15/78	Baa2	4,497,044
2,379 CAD	Inter Pipeline Ltd/AB	6.625%	11/19/79	BB	1,885,122
2,315 CAD	Keyera Corp	5.950%	3/10/81	BB	1,779,373
5,285	Transcanada Trust	5.875%	8/15/76	BBB	5,341,972

Nuveen Real Asset Income Fund (continued)
Portfolio of Investments    March 31, 2022
(Unaudited)
Principal Amount (000)(4)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	Oil, Gas & Consumable Fuels (continued)
$3,170	Transcanada Trust	5.500%	9/15/79	BBB	$3,163,660
	Total Oil, Gas & Consumable Fuels				55,433,708
	Real Estate Management & Development – 0.1%
2,000	AT Securities BV	5.250%	N/A (8)	BBB-	1,973,100
	Road & Rail – 0.2%
2,790	BNSF Funding Trust I	6.613%	12/15/55	A	2,957,400
	Total $1,000 Par (or similar) Institutional Preferred (cost $150,048,005)				149,386,880

Shares	Description (1)	Coupon	Ratings (5)	Value
	CONVERTIBLE PREFERRED SECURITIES – 5.8%
	Commercial Services & Supplies – 0.3%
57,014	GFL Environmental Inc	6.000%	N/R	$4,221,317
	Electric Utilities – 2.5%
106,812	American Electric Power Co Inc	6.125%	BBB	5,967,586
138,535	NextEra Energy Inc	4.872%	A-	8,560,078
167,698	NextEra Energy Inc	5.279%	BBB	8,745,451
69,922	NextEra Energy Inc	6.219%	BBB	3,673,702
34,064	PG&E Corp	5.500%	N/R	3,830,156
151,686	Southern Co/The	6.750%	BBB-	8,283,572
	Total Electric Utilities			39,060,545
	Equity Real Estate Investment Trust – 0.3%
23,760	Equity Commonwealth	6.500%	N/R	654,588
20,450	LXP Industrial Trust	6.500%	N/R	1,083,032
37,738	RPT Realty	7.250%	BB	2,237,429
	Total Equity Real Estate Investment Trust			3,975,049
	Gas Utilities – 0.4%
50,677	South Jersey Industries Inc	8.750%	N/R	3,523,572
66,322	Spire Inc	7.500%	N/R	3,475,273
	Total Gas Utilities			6,998,845
	Independent Power & Renewable Electricity Producers – 0.3%
41,151	AES Corp	6.875%	BB	4,071,069
	Multi-Utilities – 1.8%
53,458	Algonquin Power & Utilities Corp	7.750%	N/R	2,649,378
80,158	Dominion Energy Inc	7.250%	BBB-	8,140,045
230,785	DTE Energy Co	6.250%	BBB-	12,298,533
45,237	NiSource Inc	7.750%	BBB-	5,382,298
	Total Multi-Utilities			28,470,254

Shares	Description (1)	Coupon	Ratings (5)	Value
	Water Utilities – 0.2%
40,127	Essential Utilities Inc	6.000%	N/R	$2,455,371
	Total Convertible Preferred Securities (cost $78,829,429)			89,252,450

Shares	Description (1)	Value
	INVESTMENT COMPANIES – 1.0%
2,718,055	Digital 9 Infrastructure PLC/Fund	$3,949,052
1,964,059	Greencoat UK Wind PLC/Funds	3,922,633
1,512,794	JLEN Environmental Assets Group Ltd Foresight Group Holdings	2,238,519
916,319	Keppel Infrastructure Trust, (2)	377,631
845,423	Renewables Infrastructure Group Ltd/The, (2)	1,499,093
933,291	Sequoia Economic Infrastructure Income Fund Ltd	1,260,346
1,041,487	Starwood European Real Estate Finance Ltd	1,320,234
	Total Investment Companies (cost $13,972,171)	14,567,508

Principal Amount (000)	Description (1)	Coupon (9)	Reference Rate (9)	Spread (9)	Maturity (10)	Ratings (5)	Value
	VARIABLE RATE SENIOR LOAN INTERESTS – 0.4% (9)
	Electric Utilities – 0.1%
$2,009	ExGen Renewables IV, LLC, Term Loan	3.500%	3-Month LIBOR	2.500%	12/15/27	BB-	$1,995,577
	Real Estate Management & Development – 0.2%
3,709	Brookfield Property REIT Inc., Term Loan B, First Lien	2.957%	1-Month LIBOR	2.500%	8/24/25	BB+	3,625,296
	Specialty Retail – 0.1%
860	PECF USS Intermediate Holding III Corporation, Term Loan B	4.758%	1-Month LIBOR	4.250%	11/04/28	B2	853,477
$6,578	Total Variable Rate Senior Loan Interests (cost $6,557,651)						6,474,350

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	ASSET-BACKED SECURITIES – 0.3%
$550	Alen 2021-ACEN Mortgage Trust, 144A, (1-Month LIBOR reference rate + 4.000% spread), (7)	4.397%	4/15/34	BB-	$537,870
1,265	Benchmark 2020-B18 Mortgage Trust, 144A	4.139%	7/15/53	B-	1,129,757
200	COMM 2014-UBS3 Mortgage Trust, 144A	4.768%	6/10/47	N/R	185,529
405	COMM 2015-CCRE24 Mortgage Trust	3.463%	8/10/48	BBB-	364,494
400	GS Mortgage Securities Corp Trust 2017-SLP, 144A	4.591%	10/10/32	B	392,118
560	GS Mortgage Securities Trust 2016-GS4	3.958%	11/10/49	A-	518,704
400	Natixis Commercial Mortgage Securities Trust 2019-MILE, 144A, (1-Month LIBOR reference rate + 2.750% spread), (7)	3.147%	7/15/36	N/R	396,411

Nuveen Real Asset Income Fund (continued)
Portfolio of Investments    March 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value
$1,300	Natixis Commercial Mortgage Securities Trust 2019-MILE, 144A, (1-Month LIBOR reference rate + 4.250% spread), (7)	4.647%	7/15/36	N/R	$1,254,651
$5,080	Asset-Backed Securities (cost $4,973,578)				4,779,534
	Total Long-Term Investments (cost $1,397,550,264)				1,492,503,352

Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.1%
	MONEY MARKET FUNDS – 0.1%
2,219,590	State Street Navigator Securities Lending Government Money Market Portfolio, (11)	0.290% (12)	$2,219,590
	Total Investments Purchased with Collateral from Securities Lending (cost $2,219,590)		2,219,590

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 2.5%
	REPURCHASE AGREEMENTS – 2.5%
$38,362	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/22, repurchase price $38,362,375, collateralized by $36,237,800, U.S. Treasury Bonds, 0.125%, due 1/15/32, value $39,129,717	0.000%	4/01/22	$38,362,375
	Total Short-Term Investments (cost $38,362,375)			38,362,375
	Total Investments (cost $1,438,132,229) – 99.5%			1,533,085,317
	Other Assets Less Liabilities – 0.5% (13)			7,968,322
	Net Assets – 100%			$1,541,053,639

Futures Contracts - Short
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 10-Year Note	(61)	06/22	$(7,698,958)	$(7,495,375)	$203,583	$(15,250)
U.S. Treasury Ultra Bond	(35)	06/22	(6,429,493)	(6,199,375)	230,117	(37,187)
U.S. Treasury Ultra 10-Year Note	(58)	06/22	(8,097,572)	(7,857,188)	240,385	(23,563)
Total			$(22,226,023)	$(21,551,938)	$674,085	$(76,000)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$281,837,809	$166,708,390	$ —	$448,546,199
Real Estate Investment Trust Common Stocks	245,249,073	128,560,606	—	373,809,679
Corporate Bonds	—	221,910,271	—	221,910,271
$25 Par (or similar) Retail Preferred	183,776,481	—	—	183,776,481
$1,000 Par (or similar) Institutional Preferred	—	149,386,880	—	149,386,880
Convertible Preferred Securities	85,777,177	3,475,273	—	89,252,450
Investment Companies	12,690,784	1,876,724	—	14,567,508
Variable Rate Senior Loan Interests	—	6,474,350	—	6,474,350
Asset-Backed Securities	—	4,779,534	—	4,779,534
Investments Purchased with Collateral from Securities Lending	2,219,590	—	—	2,219,590
Short-Term Investments:
Repurchase Agreements	—	38,362,375	—	38,362,375
Investments in Derivatives:
Futures Contracts	674,085	—	—	674,085
Total	$810,413,599	$684,983,428	$ —	$1,495,397,027

Nuveen Real Asset Income Fund (continued)
Portfolio of Investments    March 31, 2022
(Unaudited)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(4)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.
(5)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(6)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $2,133,238.
(7)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(8)	Perpetual security. Maturity date is not applicable.
(9)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(10)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(11)	The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(12)	The rate shown is the one-day yield as of the end of the reporting period.
(13)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR	American Depositary Receipt
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
LIBOR	London Inter-Bank Offered Rate
N/A	Not Applicable.
REIT	Real Estate Investment Trust
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen Real Estate Securities Fund
Portfolio of Investments    March 31, 2022
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 97.3%
	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 96.5%
	Diversified – 1.9%
174,578	American Assets Trust Inc	$6,614,760
473,993	Armada Hoffler Properties Inc	6,920,298
727,162	Broadstone Net Lease Inc	15,837,588
235,696	Essential Properties Realty Trust Inc	5,963,109
	Total Diversified	35,335,755
	Health Care – 6.2%
246,100	CareTrust REIT Inc	4,749,730
67,265	Healthcare Trust of America Inc, Class A	2,108,085
398,184	Healthpeak Properties Inc	13,669,657
380,284	Sabra Health Care REIT Inc	5,662,429
622,131	Ventas Inc	38,422,811
547,709	Welltower Inc	52,656,743
	Total Health Care	117,269,455
	Hotels – 3.6%
448,039	Host Hotels & Resorts Inc	8,705,398
502,368	Park Hotels & Resorts Inc	9,811,247
716,367	Pebblebrook Hotel Trust	17,536,664
1,210,123	RLJ Lodging Trust	17,038,532
10,434	Ryman Hospitality Properties Inc, (2)	967,962
224,599	Summit Hotel Properties Inc, (2)	2,237,006
667,008	Xenia Hotels & Resorts Inc, (2)	12,866,584
	Total Hotels	69,163,393
	Industrial – 16.5%
363,235	Americold Realty Trust	10,126,992
82,319	Duke Realty Corp	4,779,441
492,110	First Industrial Realty Trust Inc	30,466,530
249,696	LXP Industrial Trust	3,920,227
1,092,258	Prologis Inc	176,377,822
417,047	Rexford Industrial Realty Inc	31,107,536
540,133	STAG Industrial Inc	22,334,499
438,293	Terreno Realty Corp	32,455,597
	Total Industrial	311,568,644
	Office – 9.0%
273,793	Alexandria Real Estate Equities Inc	55,100,841

Nuveen Real Estate Securities Fund (continued)
Portfolio of Investments    March 31, 2022
(Unaudited)
Shares	Description (1)	Value
	Office (continued)
172,423	Boston Properties Inc	$22,208,082
669,161	Corporate Office Properties Trust	19,097,855
271,142	Cousins Properties Inc	10,924,311
556,199	Douglas Emmett Inc	18,588,171
251,725	JBG SMITH Properties	7,355,405
131,844	Kilroy Realty Corp	10,075,518
717,069	Paramount Group Inc	7,823,223
827,558	Piedmont Office Realty Trust Inc	14,250,549
39,917	Veris Residential Inc, (2)	694,157
98,054	Vornado Realty Trust	4,443,807
	Total Office	170,561,919
	Residential – 20.9%
1,054,929	American Homes 4 Rent, Class A	42,228,808
492,599	Apartment Income REIT Corp	26,334,343
264,139	AvalonBay Communities Inc	65,604,203
169,471	Camden Property Trust	28,166,080
12,103	Centerspace	1,187,546
503,381	Equity Residential	45,264,020
50,366	Essex Property Trust Inc	17,400,446
740,357	Invitation Homes Inc	29,747,544
176,750	Mid-America Apartment Communities Inc	37,020,287
363,566	Sun Communities Inc	63,729,484
675,756	UDR Inc	38,768,122
	Total Residential	395,450,883
	Retail – 10.6%
409,447	Acadia Realty Trust	8,872,717
484,148	Agree Realty Corp	32,128,061
212,342	Brixmor Property Group Inc	5,480,547
115,280	Federal Realty Investment Trust	14,072,230
1,492,032	Kimco Realty Corp	36,853,191
782,334	Kite Realty Group Trust	17,813,745
71,644	NETSTREIT Corp	1,607,691
174,909	RPT Realty	2,408,497
398,638	Simon Property Group Inc	52,444,815
821,380	SITE Centers Corp	13,725,260
331,599	Spirit Realty Capital Inc	15,260,186

Shares	Description (1)	Value
	Retail (continued)
51,071	Urban Edge Properties	$975,456
	Total Retail	201,642,396
	Specialized – 27.8%
225,935	American Tower Corp	56,759,391
215,346	Crown Castle International Corp	39,752,871
818,397	CubeSmart	42,581,196
339,130	Digital Realty Trust Inc	48,088,634
124,889	Equinix Inc	92,620,180
222,943	Four Corners Property Trust Inc	6,028,379
515,619	Gaming and Leisure Properties Inc	24,198,000
148,727	Life Storage Inc	20,885,733
294,165	MGM Growth Properties LLC	11,384,185
370,852	PotlatchDeltic Corp	19,555,026
283,235	Public Storage	110,540,956
120,084	Safehold Inc	6,658,658
27,640	SBA Communications Corp	9,510,924
1,308,894	VICI Properties Inc	37,251,123
28,705	Weyerhaeuser Co	1,087,919
	Total Specialized	526,903,175
	Total Real Estate Investment Trust Common Stocks (cost $1,170,888,771)	1,827,895,620

Shares	Description (1)	Value
	COMMON STOCKS – 0.8%
	Household Durables – 0.5%
207,539	PulteGroup Inc	$8,695,884
	Real Estate Management & Development – 0.3%
415,891	Tricon Residential Inc	6,604,349
	Total Common Stocks (cost $15,870,050)	15,300,233
	Total Long-Term Investments (cost $1,186,758,821)	1,843,195,853

Nuveen Real Estate Securities Fund (continued)
Portfolio of Investments    March 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 2.9%
	REPURCHASE AGREEMENTS – 2.9%
$54,256	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/22, repurchase price $54,255,553, collateralized by $55,540,300, U.S. Treasury Bonds, 2.375%, due 3/31/29, value $55,340,688	0.000%	4/01/22	$54,255,553
	Total Short-Term Investments (cost $54,255,553)			54,255,553
	Total Investments (cost $1,241,014,374) – 100.2%			1,897,451,406
	Other Assets Less Liabilities – (0.2)%			(3,907,716)
	Net Assets – 100%			$1,893,543,690
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Real Estate Investment Trust Common Stocks	$1,827,895,620	$ —	$ —	$1,827,895,620
Common Stocks	15,300,233	—	—	15,300,233
Short-Term Investments:
Repurchase Agreements	—	54,255,553	—	54,255,553
Total	$1,843,195,853	$54,255,553	$ —	$1,897,451,406

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
REIT	Real Estate Investment Trust